Other income and expenses, net	12 Months Ended
Dec. 31, 2023
Other Income And Expenses Net
Other income and expenses, net

9	Other income and expenses, net

	2023	2022	2021
ICMS tax incentives (i)	32,338	56,697	71,949
Changes in fair value of offtake agreement - note 16 (e)	2,268	24,267	-
Pre-operating expenses related to Aripuanã (ii)	-	(45,800)	(8,753)
Impairment of other assets (iii)	-	(9,302)	-
Changes in fair value of derivative financial instruments – note 16 (c)	(1,385)	1,363	7,486
Changes in asset retirement and environmental obligations - note 27 (ii)	(3,165)	(1,512)	(6,664)
Loss on sale of property, plant and equipment	(3,734)	(698)	(4,891)
Slow moving and obsolete inventory	(4,372)	(11,511)	(985)
Dams obligations - note 27	(6,960)	-	-
Contribution to communities	(13,134)	(17,233)	(7,070)
Provision for legal claims	(13,892)	(7,664)	(13,173)
Energy forward contracts – Changes in fair value – Note 16 (d)	(15,663)	-	-
Tax voluntary disclosure – VAT discussions (iv)	(86,906)	-	-
Others	4,021	8,719	(5,951)
Total other income and expenses, net	(110,584)	(2,674)	31,948

(i) Between December 2021 and December 2023, the Company adhered to a Brazilian Law that states that government grants of the “Imposto sobre circulação de mercadorias e serviços” (“ICMS”) tax incentives are considered investment subsidies and should be excluded from taxable income for the purpose of calculating the Corporate Income Tax and the Social Contribution on Net Income tax.

On December 29, 2023 a new law No. 14,789/2023 was published, revoking the treatment for purposes of IRPJ and CSLL of subsidies for investments by creating a new tax credit mechanism. The new rule also provides a limited concept of subsidy of investments only covering VAT benefits aimed to implement or expand an economic enterprise.

This new regulation will come into effect in 2024. The Company is still evaluating the impacts of the new Law and legal procedures that should be adopted.

(ii) In 2022, the main amounts were related to the idleness of the Aripuanã mine and plant relative to its nameplate capacity, which were recorded in this account until Aripuanã started to generate revenues in November 2022, when the idleness amounts started to be recorded as Cost of sales.

(iii) Amounts mainly related to the write-off of some non-commercial account receivables and taxes, which the Company does not expect to recover.

(iv) As previously reported throughout 2023, Nexa cooperated with the investigation carried out by the Fiscal Office of the State of Minas Gerais and the Public Ministry of Minas Gerais (the “MG Authorities”) of the practices of certain of Nexa’s former customers with respect to commercial transactions and related value-added tax (VAT), as well as Nexa’s relationship with such former customers.

In the third quarter of 2023, Nexa and the MG Authorities reached a resolution (the “Tax Resolution”) whereby, without admitting primary responsibility for the resolved claims, the Company agreed to make tax payments, including interest and penalties, to the State of Minas Gerais on behalf of certain customers that allegedly failed to properly comply with their tax obligations (“tax portion”), and subsequently on October 20, 2023 entered into a related additional agreement (the “Related Agreement”, and together with the Tax Resolution, the “Agreements”) to make a contribution to the State of Minas Gerais to support its ESG-related efforts (“ESG portion”), recognizing a total amount of USD 75,811 in "Other liabilities”, comprised of USD 65,512 as “Other Income and Expenses, net” and USD 10,299 as “Financial Expenses” related to the interest charged in connection with the VAT-related practices of its former customers. In funding this agreement, the Company applied an offset of USD 24,951 of VAT accumulated credits, paid a portion of USD 1,515 in cash up front, offset an amount of USD 6,398 which was classified as a judicial deposit, and will pay the remainder in up to 46 monthly installments, to be adjusted by the SELIC (the Brazilian federal funds rate) interest rate.

In addition to the Agreements, on February 8, 2024, a second and final Tax Resolution was filed with the MG Authorities whereby Nexa, without admitting primary responsibility for the resolved claims, agreed to make tax payments on behalf of certain customers, including interest and penalties, to the State of Minas Gerais, recognizing a total amount of USD 27,128 in "Other liabilities”, comprised of USD 21,394 as “Other Income and Expenses, net” and USD 5,734 as “Financial Expenses” related to the interest charged in connection with the VAT-related practices of this former customers. In funding this agreement, the Company will apply an offset of USD 10,796 of VAT accumulated credits, will pay USD 828 in cash up front, and will pay the remainder in up to 59 monthly installments, to be adjusted by the SELIC (the Brazilian federal funds rate) interest rate.

This resolution concludes the MG Authorities’ investigation with respect to the Company, and the Company does not expect any further developments or provisions with respect to these matters, although reserves its legal right to recover from certain customers the amounts that it has paid, or will pay, on their behalf in connection with the tax portion of the Agreements. These amounts will only be recognized upon recovery.